Contingencies and commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Total commitments for capital expenditure	$ 3	$ 8
Joint ventures
Disclosure of contingent liabilities [line items]
Capital and other commitments	$ 5
Associates
Disclosure of contingent liabilities [line items]
Capital and other commitments		$ 16